FAIR VALUE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures
NOTE 10 FAIR VALUE LIABILITIES

The liability for our instruments classified as fair value liabilities are recorded at fair value at inception and subsequently re-measured to fair value as long as such instruments are classified as fair value liabilities. Changes in the fair value of these liabilities are included as a component of Other income (expense) and has no effect on the Company’s cash flows. The valuation methodology used varies by instrument and includes a modified Black-Scholes option valuation model utilizing the fair value of underlying common stock and a binomial model with Monte Carlo simulation. The Company has determined the fair value measurements to be a level 3 measurement (see NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES).

Convertible Notes Conversion Feature – 2016 Notes

The 2016 Notes contain provisions that protect holders from future issuances of the Company’s common stock at prices below such convertible notes’ conversion price. These provisions could result in modification of the conversion price due to a future equity offering and as such the conversion feature cannot be considered indexed to the Company’s own stock. The 2016 Notes also provide that the Company will repay the principal amount at an initial conversion rate subject to certain adjustments. These features represent an embedded derivative that requires bifurcation and are recorded at fair value at each reporting period with the change in fair value being recorded in earnings for the period.

As discussed in NOTE 5 CONVERTIBLE NOTES PAYABLE, a portion of the 2016 Notes was converted and redeemed during the three months ended March 31, 2017, which resulted in an extinguishment of the derivative liability (included in gain on extinguishment of debt) of approximately $19.5 million. In order to appropriately calculate the extinguishment, the derivative liability was marked to fair value at each extinguishment date during the period resulting in a change in fair value in the amount of $20.8 million. The fair value of the derivative was calculated at the various extinguishment dates using a modified binomial model to reflect different scenarios where reset may be triggered using the following range of assumptions:

Trading price of common stock on measurement date	$1.60 – 2,352.20
Conversion price (1)	$0.20 – 2,336.20
Risk free interest rate (2)	0.80% - 0.89%
Conversion notes lives in years	1.17 – 1.33
Expected volatility (3)	240.9%
Expected dividend yield (4)	-

(1)	The conversion price was calculated based on the formula in the 2016 Notes as of the respective measurement dates.

(2)	The risk-free interest rate was determined by management using the 1-year Treasury Bill as of the respective measurement date.

(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the remaining conversion feature to be $16.0 million at March 31, 2017 using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$2.80
Conversion price (1)	$1.90
Risk free interest rate (2)	1.03%
Conversion notes lives in years	1.08
Expected volatility (3)	240.9%
Expected dividend yield (4)	-

(1)	The conversion price was calculated based on the formula in the 2016 Notes as of the respective measurement date

(2)	The risk-free interest rate was determined by management using the 1-year Treasury Bill as of the respective measurement date.

(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Series D Warrants and 2015 Subordination Warrants

The Company has outstanding Series D Warrants to acquire 1,193 shares of common stock. In addition, the Company issued 2015 Subordination Warrants to acquire 37 shares of common stock. The Series D Warrants and 2015 Subordination Warrants contain provisions that will adjust the exercise price upon certain equity issuances. The Company has determined that the provisions contained in the Series D Warrants and the 2015 Subordination Warrants could result in modification of the exercise price due to a future equity offering resulting in a variable number of additional common shares that could be issued. This prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants represent a derivative liability that requires recording at fair value at each reporting period with the change in fair value being recorded in earnings for the period.

The Company determined the fair value of the Series D Warrants and 2015 Subordination Warrants to be $1,524 at March 31, 2017 using a binomial model with a Monte Carlo simulation to reflect different scenarios where reset may be triggered using the following assumptions:

Trading price of common stock on measurement date	$2.80
Exercise price (1)	$1.20
Risk free interest rate (2)	1.93%
Warrant lives in years	4.25
Expected volatility (3)	240.9%
Expected dividend yield (4)	-

(1)	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.

(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.

(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Series F Preferred Stock

As of March 31, 2017, the Company had 5,860 shares of Series F Preferred Stock outstanding convertible into 4,308,824 shares of common stock at a conversion price of $1.36 per share. The Company has concluded that the Series F Preferred Stock are within the scope of ASC 480 as they predominantly represent an unconditional obligation to issue a variable number of common shares for a fixed monetary amount. Accordingly, they will be accounted for as liabilities in the financial statements and measured initially and subsequently at fair value with any change in fair value to be recorded in earnings. The Company determined the fair value of the Series F Preferred Stock to be $11.2 million as of March 31, 2017.

The Company used the following assumptions for the fair value calculations of the Series F Preferred Stock using the modified binomial model to reflect different scenarios where reset may be triggered:

Trading price of common stock on measurement date	$2.80
Exercise price (1)	$1.36
Risk free interest rate (2)	1.15%
Time to maturity in years	1.60
Expected volatility (3)	240.9%
Expected dividend yield (4)	-

(1)	The exercise price of the Series F Preferred Stock was calculated based on the terms in the agreement.

(2)	The risk-free interest rate was determined by management using the average of the 1 and 2 year Treasury Bill as of the respective measurement date.

(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company classifies assets and liabilities measured at fair value in their entirety based on the lowest level of input that is significant to their fair value measurement. No financial assets were measured on a recurring basis at March 31, 2017. The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within their fair value hierarchy at March 31, 2017:

	Fair Value Measurement at March 31, 2017
	Level 1	Level 2	Level 3	Total
Fair value liability
Series F preferred stock	$—	$—	$11,191,652	$11,191,652
Common stock warrants	$—	$—	$1,527	$1,527
Conversion feature of 2016 Notes	$—	$—	$16,039,768	$16,039,768
Total fair value liabilities	$—	$—	$27,232,947	$27,232,947

The following summarizes the total change in the value of the fair value Level 3 liabilities during the three months ended March 31, 2017:

	Common Stock Warrants	Conversion Feature of Notes	Series F Preferred Stock	Total
As of March 31, 2017:
Balance at January 1, 2017	$4,121,836	$75,826,761	$5,655,007	$85,603,604
Issuance of warrants, convertible note, and preferred stock	—	—	—	—
Exercise and extinguishment of warrants, convertible notes and preferred stock	—	(19,454,397)	—	(19,454,397)
Change in fair value of warrants, conversion feature and preferred stock	(4,120,309)	(40,332,596)	5,536,645	(38,916,260)
Balance at March 31, 2017	$1,527	$16,039,768	$11,191,652	$27,232,947

The following table reconciles the Level 3 fair value liabilities to the derivative liability on the balance sheet at March 31, 2017:

	Common Stock Warrants	Conversion Feature of Notes	Total Derivative Liability
As of March 31, 2017
Fair value Level 3 liabilities	$1,527	$16,039,768	$16,041,295
Portion of derivative liability combined with convertible note	—	(11,399,123)	(11,399,123)
Derivative liability on balance sheet at March 31, 2017	$1,527	$4,640,645	$4,642,172

NOTE 12    FAIR VALUE LIABILITIES

The liability for our instruments classified as fair value liabilities are recorded at fair value at inception and subsequently re-measured to fair value as long as such instruments are classified as fair value liabilities. Changes in the fair value of these liabilities are included as a component of Other income (expense) and has no effect on the Company’s cash flows. The valuation methodology used varies by instrument and includes a modified Black-Scholes option valuation model utilizing the fair value of underlying common stock and a binomial model with Monte Carlo simulation. The Company has determined the fair value measurements to be a level 3 measurement (see NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES).

Class A Warrants, Class B Warrants, Series A Warrants and Certain Common Warrants

Our Class A Warrants, Class B Warrants, Series A Warrants and certain common warrants, have an exercise price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the original exercise price of the respective warrant, the exercise price shall be adjusted to a price equal to the price paid per share for such additional stock. Such exercise price adjustments prohibit the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, these warrants are accounted for as derivative liabilities and are recorded at fair value at each reporting date with the change in fair value being recorded in earnings for the period.

For the year ended December 31, 2015 the fair value of these warrants was calculated using a modified Black-Scholes option valuation model utilizing the fair value of underlying common stock. Black-Scholes has inherent limitations for use in the case of a warrant with a price protection provision, since the model is designed to be used when the inputs to the model are static throughout the life of a security. Due to the significant variance between the fair market value of the stock and the exercise price, the Black-Scholes option-pricing model resulted in a total fair value fair value of these warrants in the amount of $61,941 at December 31, 2015.

For the year ended December 31, 2016 due to the multiple reverse stock splits and decline in stock price the fair value of Class A, Class B and common warrants was deemed to be negligible at December 31, 2016.

Series C Warrants and Unit Purchase Option

Our Series C Warrants contain a cashless exercise provision using a predetermined Black Scholes Value. Such provision, if exercised by the holder, would require the Company to settle these warrants, at its option, either by cash payment or the granting of a variable number of common shares. This provision results in the potential for the Company to either have to net cash settle the warrant or potentially issue an indeterminate number of common shares which prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants and the unit purchase option are accounted for as derivative liabilities and are recorded at fair value at each reporting date with the change in fair value being recorded in earnings for the period.

For the year ended December 31, 2015 the Series C Warrants and Unit Purchase Option have predetermined inputs to be used in the Black Scholes formula for the determination of the fair value of the warrants and options which the Company used for the calculation of the fair value of the Series C Warrants and Unit Purchase Option at December 31, 2015. The contractual inputs to the Black-Scholes formula are a stock price volatility of 135.00%, the warrant life of 5 years, a risk free rate of 1.61%, the fair value of $257.0 billion per share of the equity stock underlying the option and the exercise price of $8.8 billion per share of common stock. The total fair value of these warrants and option at December 31, 2015 was $12,404,503.

All of the remaining Series C Warrants were exercised on a cashless basis and the Unit Purchase Option was exercised for cash during the year ended December 31, 2016. The fair value of the warrants and options have predetermined inputs to be used in the Black Scholes formula for the determination of the fair value of the warrants and options which the Company used for the calculation of the fair value of the Series C Warrants and Unit Purchase Option at the exercises dates during the year ended December 31, 2016. The contractual inputs to the Black-Scholes formula are a stock price volatility of 135.00%, the warrant life of 5 years, a risk free rate of 1.61%, the fair value of between $198.2 million and $1,584.2 million per share of the equity stock underlying the option and the exercise price of $3.8 billion per share of common stock. The total fair value of these warrants and option at their exercise date during the year ended December 31, 2016 was $12,384,852.

2015 Notes Conversion Feature

The 2015 Notes contain provisions that protect holders from future issuances of the Company’s common stock at prices below such convertible notes’ respective conversion price. These provisions could result in modification of the conversion price due to a future equity offering and as such the conversion feature cannot be considered indexed to the Company’s own stock. The note also provides that the Company will repay the principal amount at an initial conversion rate subject to certain adjustment with a floor price. These features represent an embedded derivative that requires bifurcation and was recorded at fair value at issuance and again at December 31, 2015 with the change in fair value being recorded in earnings for the period. At issuance on December 30, 2015 the Company determined the fair value of the conversion feature to be $16.7 million. At December 31, 2015 the Company determined the fair value of the conversion feature to be $16.6 million. Although the embedded conversion feature is bifurcated from the 2015 Notes for measurement purposes, the embedded derivative is combined with the 2015 Notes for presentation purposes on the balance sheet. The following assumptions were used as inputs to the binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered in 2016:

Trading price of common stock on measurement date	$1.6 billion - $1.8 billion
Conversion price (1)	$1.5 billion - $1.7 billion
Risk free interest rate (2)	0.86%
Conversion notes lives in years	1.33
Expected volatility (3)	215%
Expected dividend yield (4)	—
Expected probability of shareholder approval (5)	85%

(1)	The conversion price of the convertible notes was calculated based on the formula in the Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the 1.5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.
(5)
Management has estimated a probability of 85% that shareholder approval will be obtained for the removal of the 19.9% conversion cap. This is based on past shareholder voting history and discussions with current shareholders and consultants.

As discussed in NOTE 8 CONVERTIBLE NOTES PAYABLE, approximately $13.7 million of the 2015 Note was converted into shares of common stock during the year ended December 31, 2016. This resulted in an extinguishment of the derivative liability of approximately $5.5 million which was used in the calculation of the loss on extinguishment of debt. In order to appropriately calculate the extinguishment expense, the derivative liability was marked to fair value at each extinguishment date during the period. The fair value of the derivative was calculated at the various extinguishment dates using a modified binomial model to reflect different scenarios where reset may be triggered using the following range of assumptions: The fair value of the derivative was calculated at the various extinguishment dates using a modified binomial model to reflect different scenarios where reset may be triggered using the following range of assumptions:

Trading price of common stock on measurement date	$18,000 - $74.4 million
Conversion price (1)	$14,900 - $58.6 million
Risk free interest rate (2)	0.29% - 0.52%
Conversion notes lives in years	0.48 - 0.81
Expected volatility (3)	224.7 – 244.8%
Expected dividend yield (4)	—

(1)	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement dates.
(2)	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

On November 3, 2016 the remaining $8.4 million of the 2015 Note was exchanged for Series F Preferred Stock. This exchange resulted in the extinguishment of the derivative liability of approximately $1.6 million which was used in the calculation of the loss on extinguishment of debt. In order to appropriately calculate the extinguishment expense, the derivative liability was marked to fair value on the exchange date. The fair value of the derivative was calculated at November 3, 2016 using a modified binomial model to reflect different scenarios where reset may be triggered using the following of assumptions:

Trading price of common stock on measurement date	$18,000
Conversion price (1)	$15,480
Risk free interest rate (2)	0.52%
Conversion notes lives in years	0.48
Expected volatility (3)	244.3%
Expected dividend yield (4)	—

(1)	The conversion price was calculated based on the formula in the 2015 Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the average of the 6 month and 1-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

Series D Warrants and 2015 Subordination Warrants

In connection with the issuance of convertible notes on December 30, 2015, the Company issued Series D Warrants to acquire 8 shares of common stock. In addition, the Company issued 2015 Subordination Warrants to acquire 2 shares of common stock. The Company has determined that the provisions contained in the Series D Warrants and the Subordination Warrants could result in modification of the warrants exercise price resulting in a variable number of additional common shares that could be issued. These warrants also contained a provision for a one-time adjustment at December 31, 2016 such that the number of shares exercisable pursuant to the Series D Warrants shall equal 16.6% and the number of shares exercisable pursuant to the 2015 Subordination Warrants shall equal 0.5% of the number of shares of common stock actually outstanding or deemed to be outstanding on December 31, 2016 (see NOTE 8 CONVERTIBLE NOTES PAYABLE).

These provisions represent a derivative liability that requires recording at fair value at issuance and again at December 31, 2015 with the change in fair value being recorded in earnings for the period. At issuance on December 30, 2015 the Company determined the fair value of the Series D Warrants and 2015 Subordination Warrants to be $16.6 million. At December 31, 2015 the Company determined the fair value of the Series D Warrants and 2015 Subordination Warrants to be $14.1 million using a binomial model with Monte Carlo simulation to reflect different scenarios where reset may be triggered and to project the range of the additional shares to be issued on December 31, 2016 due to the 16.6% and 0.5% requirement using the following assumptions:

Trading price of common stock on measurement date	$1.6 billion - $1.8 billion
Conversion price (1)	$3.1 billion
Risk free interest rate (2)	1.80%
Warrant lives in years	5.50
Expected volatility (3)	215%
Expected dividend yield (4)	—

(1)
The exercise price of the Series D Warrants calculated by 120% of the arithmetic average of five weighted average price of the common stock on the five consecutive trading days prior to issuance date on December 30, 2015.

(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

On December 31, 2016 pursuant to the terms of the Series D Warrants and 2015 Subordination Warrants, the Company adjusted the Series D Warrants such that they are exercisable into 1,193 shares of common stock and adjusted the 2015 Subordination Warrants such that they are exercisable into 37 shares of common stock. All other terms remain the same as the original Series D Warrants and 2015 Subordination Warrants.

The Company determined the fair value of the Series D Warrants and 2015 Subordination Warrants to be $4.1 million at December 31, 2016 using a binomial model with a Monte Carlo simulation to reflect different scenarios where reset may be triggered and to project the range of the additional shares to be issued on December 31, 2016 using the following assumptions:

Trading price of common stock on measurement date	$3,420
Exercise price (1)	$12,000
Risk free interest rate (2)	1.93%
Warrant lives in years	4.50
Expected volatility (3)	240.9%
Expected dividend yield (4)	—

(1)	The exercise price of the Series D and Subordination Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Series E Warrants

In connection with the February 2016 Unit Offering, the Company issued Series E Warrants to purchase 2.5 shares of common stock as part of the units sold in the offering (see NOTE 10 COMMON AND PREFERRED STOCK). The Series E Warrants contain a provision that for one year from issuance the exercise price per share will adjust if the Company has certain equity issuances for consideration per share that is less than the current exercise price of the Series E Warrants. In addition, these warrants contain a provision for a one-time adjustment one year from date of issuance, to the number of warrants issued. The Company has determined that the provisions contained in the Series E Warrants could result in modification of the exercise price due to a future equity offering resulting in a variable number of additional common shares that could be issued. This prohibits the company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants represent a derivative liability that requires recording at fair value at issuance and again at each reporting period with the change in fair value being recorded in earnings for the period.

On April 7, 2016, the Company entered into certain warrant exchange agreements (the “Exchange Agreements”), each by and between the Company and a holder of its outstanding Series E Warrants, pursuant to which the Company and each such holder agreed to exchange outstanding Series E Warrants for shares of common stock of the Company. Pursuant to the Exchange Agreements, the Company issued 1 share of common stock of the Company in exchange for the surrender by the holders to the Company of all 58,800,000 Series E Warrants exercisable to acquire approximately 2.5 shares of common stock of the Company (representing an exchange ratio of one share of common stock for each 2.5 shares of common stock underlying the surrendered Series E Warrants). The surrendered Series E Warrants were immediately cancelled by the Company (see NOTE 10 COMMON AND PREFERRED STOCK).

The Company determined the fair value of the Series E Warrants to be $6,800,927 at April 7, 2016 using a binomial model with a Monte Carlo simulation model using the following assumptions:

April 7,
2016
Trading price of common stock on measurement date	$196.3 million
Exercise price (1)	$192.5 million
Risk free interest rate (2)	1.30%
Warrant lives in years	5.89
Expected volatility (3)	228.1%
Expected dividend yield (4)	—

(1)	The exercise price of the Series E Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Since the Series E Warrants were derivative liabilities at the time of the transaction, the Company has accounted for the exchange as an extinguishment of a liability. Accordingly, all consideration issued to extinguish the liability was recorded at fair value on the date of the extinguishment and the liability extinguished was removed at its carrying value. Since the liabilities extinguished were derivative liabilities, their carrying value is continuously adjusted to equal their fair value. The difference between the fair value of the liability extinguished and the fair value of the consideration provided on April 7, 2016 was recorded as a gain in the statement of operations as follows:

Fair value of Series E Warrants exchanged	$6,800,927
Fair value of common stock issued	2,659,154
Gain on exchange of warrants	$4,141,773

Series G Warrants

In connection with the June 2016 Unit Offering, the Company issued Series G Warrants to purchase 31 shares of common stock as part of the units sold in the offering (see NOTE 10 COMMON AND PREFERRED STOCK). The Series G Warrants contain a provision that the exercise price per share will adjust if the Company has certain equity issuances for consideration per share that is less than the current exercise price of the Series G Warrants. The Company has determined that the provisions contained in the Series G Warrants could result in modification of the exercise price due to a future equity offering resulting in a variable number of additional common shares that could be issued. This prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants represent a derivative liability that requires recording at fair value at issuance and again at each reporting period with the change in fair value being recorded in earnings for the period.

The fair value of the Series G Warrants on June 1, 2016 using the Black Scholes valuation method was $6.0 million using the following assumptions:

Trading price of common stock on measurement date	$40.5 million
Exercise price (1)	$39.9 million
Risk free interest rate (2)	1.39%
Term	5.00
Expected volatility (3)	227.5%
Expected dividend yield	—

(1)	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using an average of the 5-year and 7-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The fair value of the warrants is in excess of the proceeds received and the Company is required to record the fair value over the net proceeds received as a loss in earnings. Therefore, at inception, the loss recorded in earnings is calculated as follows:

Net proceeds received	$5,268,030
Less:
Par value of common stock issued	(316)
Fair value Series G Warrants issued	(6,034,735)
Loss on issuance	$(767,021)

On July 11, 2016, 85,000 Series G Warrants were exercised for cash in the amount of $113,900 resulting in the issuance of 1 share of common stock. These warrants are required to be recorded at fair value at the transaction date with any change in the fair value from the previous period being recorded in earnings for the period. This revaluing is necessary as derivatives are required to be subsequently measured at fair value under ASC 815.The Company determined the fair value of the 85,000 of the Series G Warrants exercised to be $118,424 at the transaction date of July 11, 2016 resulting in a gain from the change in fair value to be recorded in the statement of operations in the amount of $30,547.

The fair value of the 85,000 Series G Warrants exercised for cash was calculated using a Black Scholes model with the following inputs:

July 11,
2016
Trading price of common stock on measurement date	$67.7 million
Exercise price (1)	$64.3 million
Risk free interest rate (2)	1.03%
Warrant lives in years	4.89
Expected volatility (3)	225.8%
Expected dividend yield (4)	—

(1)	The exercise price of the Series G Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the average of the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company determined the fair value of the remaining 3,075,000 Series G Warrants to be $272 on December 31, 2016 using a Black Scholes valuation model with the following assumptions:

December 31,
2016
Trading price of common stock on measurement date	$3,420
Exercise price (1)	$12,000
Risk free interest rate (2)	1.93%
Warrant lives in years	4.41
Expected volatility (3)	240.9%
Expected dividend yield (4)	—

(1)	The exercise price of the Series G Warrants as defined in the warrant agreement at June 1, 2016. The reset provision at July 1, 2016 that was known at June 30, 2016.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Convertible Notes Conversion Feature – 2016 Notes

The 2016 Notes contain provisions that protect holders from future issuances of the Company’s common stock at prices below such convertible notes’ respective conversion price. These provisions could result in modification of the conversion price due to a future equity offering and as such the conversion feature cannot be considered indexed to the Company’s own stock. The 2016 Notes also provide that the Company will repay the principal amount at an initial conversion rate subject to certain adjustments. These features represent an embedded derivative that requires bifurcation and are recorded at fair value at each reporting period with the change in fair value being recorded in earnings for the period.

The Company determined the fair value of the conversion feature to be $80.6 million and $75.8 million, at inception (July 1, 2016) and December 31, 2016, respectively. Although the embedded conversion feature is bifurcated from the 2016 Notes for measurement purposes, the embedded derivative is combined, only to extent of the face value of the note, with the 2016 Notes for presentation purposes on the balance sheet. The Company determined fair value using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

	July 1,	December 31,
	2016	2016
Trading price of common stock on measurement date	$84.5 million	$3,420
Exercise price (1)	$64.3 million	$2,980
Risk free interest rate (2)	0.59%	0.97%
Term	1.84	1.33
Expected volatility (3)	228.1%	240.9%
Expected dividend yield	—	—

(1)	The conversion price was calculated based on the formula in the 2016 Notes agreement as of the respective measurement date
(2)	The risk-free interest rate was determined by management using the average of the 1-year and 2-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.

Series H Warrants and 2016 Subordination Warrants

In connection with the issuance of the 2016 Notes, the Company issued Series H Warrants to acquire 7 shares of common stock and 2016 Subordination Warrants to acquire 2 shares of common stock. The Series H Warrants and 2016 Subordination Warrants contain provisions that will adjust the exercise price upon certain equity issuances. The Company has determined that the provisions contained in the Series H Warrants and the 2016 Subordination Warrants could result in modification of the exercise price due to future equity offerings resulting in a variable number of additional common shares that could be issued. This prohibits the company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants represent a derivative liability that requires recording at fair value at each reporting period with the change in fair value being recorded in earnings for the period.

The Company determined the fair value of the Series H Warrants and 2016 Subordination Warrants to be $101.6 million and $4,089 at inception (July 1, 2016) and December 31, 2016, respectively. The Company determined the fair value using a modified binomial model to reflect different scenarios where reset may be triggered using the following assumptions:

	July 1,	December 31,
	2016	2016
Trading price of common stock on measurement date	$84.5 million	$3,420
Exercise price (1)	$99.8 million	$12,000
Risk free interest rate (2)	1.01%	1.93%
Term	5.50	5.00
Expected volatility (3)	228.1%	240.9%
Expected dividend yield	—	—

(1)	The exercise price of the Series H and Subordination Warrants was calculated based on the terms in the warrant agreement.
(2)	The risk-free interest rate was determined by management using the 5-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

Series F Preferred Stock

On November 3, 2016, the Company issued 8,436 shares of Series F Preferred Stock for the exchange of $8,433,113 in remaining principal on the 2015 Notes (See NOTE 8 CONVERTIBLE NOTES PAYABLE). Of these, 2,096 shares were immediately mandatorily converted into 196 shares of common stock at a conversion price of $12,000 per share. The Company has concluded that the remaining non-mandatory 6,340 shares of Series F Preferred Stock are within the scope of ASC 480 as they predominantly represent an unconditional obligation to issue a variable number of common shares for a fixed monetary amount. Accordingly, they will be accounted for as liabilities in the financial statements and measured initially and subsequently at fair value with any change in fair value to be recorded in earnings. The Company determined the fair value of the non-mandatory Series F Preferred Stock at issuance on November 3, 2016 to be $8,927,249 which was included as part of the reacquisition price of the 2015 Notes. During December 2016, 480 shares of Series F Preferred Stock were converted at the option of the holder into 40 shares of common stock at a conversion price of $12,000 per share. The Company determined the fair value of these shares of Series F Preferred Stock to be $298,159 in the aggregate on the respective conversion dates. As of December 31, 2016, there are 5,860 shares of Series F Preferred Stock outstanding convertible into 976,667 shares of common stock. The Company is accounting for these as a liability on the financial statements with a period end fair value of $5,655,006.

The Company used the following assumptions for the fair value calculations of non-mandatory shares of Series F Preferred Stock shares using the modified binomial model to reflect different scenarios where reset may be triggered:

	July 1,	December	December 31,
	2016	2016	2016
Trading price of common stock on measurement date	$18,000	$3,680 - $3,700	$3,420
Exercise price (1)	$12,000	$3,180 - $3,200	$3,040
Risk free interest rate (2)	0.81%	1.22 - 1.26%	1.20%
Term	2.00	1.84	1.84
Expected volatility (3)	244.3%	240.9%	240.9%
Expected dividend yield (4)	—	—	—

(1)
The conversion price of the Series F was calculated based off the lower of the fixed conversion rate of $12,000 (split adjusted) and 85% of the lower of the (1) 3 lowest VWAP days in the past 20 trading days and (2) the VWAP of the preceding day.

(2)	The risk-free interest rate was determined by management using the 2-year Treasury Bill as of the respective measurement date.
(3)	The volatility factor was estimated by using the historical volatilities of the Company’s trading history.
(4)	Management determined the dividend yield to be 0% based upon its expectation that it will not pay dividends for the foreseeable future.

The Company classifies assets and liabilities measured at fair value in their entirety based on the lowest level of input that is significant to their fair value measurement. No financial assets were measured on a recurring basis at December 31, 2016 and December 31, 2015. The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within their fair value hierarchy at December 31, 2016 and December 31, 2015:

	Fair Value Measurement at December 31, 2016
	Level 1	Level 2	Level 3	Total
Fair value liability
Series F preferred stock	$—	$—	$5,655,006	$5,655,006
Common stock warrants	$—	$—	$4,121,836	$4,121,836
Conversion feature of 2016 Notes	$—	$—	$75,826,761	$75,826,761
Total fair value liabilities	$—	$—	$85,603,603	$85,603,603

	Fair Value Measurement at December 31, 2015
	Level 1	Level 2	Level 3	Total
Fair value liability
Common stock warrants	$—	$—	$26,592,532	$26,592,532
Conversion feature of 2015 Notes	$—	$—	$16,588,940	$16,588,940
Total fair value liabilities	$—	$—	$43,181,472	$43,181,472

The following summarizes the total change in the value of the fair value Level 3 liabilities during the year ended December 31, 2015:

	Common	Conversion	Series F
	Stock	Feature of	Preferred
	Warrants	Notes	Stock	Total
As of December 31, 2015:
Balance at January 1, 2015	$9,998,636	$—	$—	$9,998,636
Issuance of warrants, options and convertible note	39,372,885	16,654,094	—	56,026,979
Exercise and expiration of warrants and unit purchase option	(42,558,951)	—	—	(42,558,951)
Change in fair value of warrants, options and conversion feature	19,779,962	(65,154)	—	19,714,808
Balance at December 31, 2015	$26,592,532	$16,588,940	$—	$43,181,472

The following table reconciles the Level 3 fair value liabilities to the derivative liability on the balance sheet at December 31, 2015:

	Common	Conversion	Total
	Stock	Feature of	Derivative
	Warrants	Notes	Liability
As of December 31, 2015:
Fair value Level 3 liabilities	$26,592,532	$16,588,940	$43,181,472
Portion of derivative liability combined with convertible note	—	(16,588,940)	(16,588,940)
Derivative liability on balance sheet at December 31, 2015	$26,592,532	$—	$26,592,532

The following summarizes the total change in the value of the fair value Level 3 liabilities during the year ended December 31, 2016:

	Common	Conversion	Series F
	Stock	Feature of	Preferred
	Warrants	Notes	Stock	Total
As of December 31, 2016:
Balance at January 1, 2016	$26,592,532	$16,588,940	$—	$43,181,472
Issuance of convertible note, warrants and preferred stock	112,770,932	80,599,528	12,071,249	205,441,709
Exercise and expiration of warrants, options, convertible notes,and preferred stock	(19,304,203)	(7,082,033)	(3,442,159)	(29,828,395)
Change in fair value of warrants, options, conversion feature and preferred stock	(115,937,425)	(14,279,674)	(2,974,084)	(133,191,183)
Balance at December 31, 2016	$4,121,836	$75,826,761	$5,655,006	$85,603,603

The following table reconciles the Level 3 fair value liabilities to the derivative liability on the balance sheet at December 31, 2016:

	Common	Conversion	Total
	Stock	Feature of	Derivative
	Warrants	Notes	Liability
As of December 31, 2016:
Fair value Level 3 liabilities	$4,121,836	$75,826,761	$79,948,597
Portion of derivative liability combined with convertible note	—	(43,604,417)	(43,604,417)
Derivative liability on balance sheet at December 31, 2016	$4,121,836	$32,222,344	$36,344,180